INVENTORY - Summary of Inventories (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Inventory, Net [Abstract]
Raw materials		$ 1,036	$ 837
Work in process		500	264
Finished goods	[1]	1,665	804
Total		$ 3,201	$ 1,905

[1]	Finished goods as of June 30, 2025 include machinery to be sold to a customer (see Note 4).